SELIGMAN
                                 --------------
                                    QUALITY
                                 --------------
                                   MUNICIPAL
                                   FUND, INC



                                     [LOGO]


                                      JWS

                                 THIRD QUARTER
                              REPORT JULY 31, 1995
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TO THE STOCKHOLDERS

During the past three months, Seligman Quality Municipal Fund paid Common Stockholders federally tax-free dividends of $0.0782 per share on May 24, June 26, and July 26, bringing total dividends to $0.2346 per share for the three months. These payments translate to an annualized distribution rate of 6.76%, based on the market price of $13.875 on July 31. This rate is equal to a taxable yield of 11.19% based on the maximum federal income tax rate of 39.6%. Preferred Stockholders were paid annualized dividends ranging from 3.847% to 4.55%. Earnings on your Fund's assets in excess of the Preferred dividend requirement constituted dividend income available for Common Stockholders.

     Your Fund's net asset value was $14.95 per share at July 31, up from $14.65 on April 30, and $14.18 on January 31. Your Fund's market price was $13.875 per share at July 31, up from $12.50 on April 30, and $12.625 on January 31.

     For the three- and six-month periods ended July 31, total returns based on net asset value were 3.83% and 9.17%, respectively, and based on market price were 12.93% and 13.80%, respectively. (Total return reflects change in price, net asset value or market as applicable, and assumes all distributions within the period are reinvested in additional shares.)

     Since we last reported, long-term municipal yields fluctuated within a narrow range. At the end of July, the Bond-Buyer 20-Bond General Obligation Index stood at 5.97%, just nine basis points below the Index on April 30. Year-to-date, yields have declined by 74 basis points due to a strong first quarter bond market rally.

     On July 6, the Federal Reserve Board voted to lower the federal funds rate in response to a slowing economy. Since then, however, economic reports have been surprisingly robust in a number of sectors, prompting speculation that the economy may not be as weak as previously thought. The shift in market sentiment has resulted in higher interest rates across the yield curve, particularly in the longer maturities.

     Also impacting the municipal marketplace has been confusion surrounding the various tax reform proposals being discussed. Investors have been demanding higher yields on municipal securities to compensate for the perceived risk to their tax-exempt status. While it is impossible to predict what the eventual outcome of tax reform will be, the consensus is that the final legislation will not be as detrimental to the municipal bond market as some fear.

     Looking forward, the economy is expected to resume its slowdown. The volatility that the fixed income markets have experienced should begin to subside as investors become convinced that growth will remain moderate and that the inflation rate is not at risk of accelerating again.

     Should you need any additional information about your Fund, or your investment in its shares, please write, or call using the toll-free telephone numbers listed on page 3.

By order of the Board of Directors,

/s/ William C. Morris
William C. Morris
Chairman


/s/ Thomas G. Moles
Thomas G. Moles
President

August 25, 1995
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PORTFOLIO OF INVESTMENTS (unaudited)

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         PERCENT OF NET
           INVESTMENT    FACE                                                                   RATINGS
STATE        ASSETS     AMOUNT                           MUNICIPAL BONDS                      MOODY'S/S&P     MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------
ALASKA         3.5    $1,425,000       Alaska Housing Finance Corporation (Collateralized
                                        Mortgage Obligation), 7.05% due 6/1/2025 ............   Aaa/AAA       $  1,475,901
                       2,175,000       Alaska Housing Finance Corporation (Collateralized
                                        Veterans' Mortgage Program), 61/2% due 6/1/2034 .....   Aaa/AAA          2,183,026
CALIFORNIA     7.6     2,750,000       San Joaquin Hills Transportation Corridor Agency Rev.
                                        (Senior Lien Toll Road), 63/4% due 1/1/2032 .........     NR/NR          2,746,040
                       5,000,000       University of California Regents Rev. (Multiple
                                        Purpose Project), 63/8% due 9/1/2024 ................   Aaa/AAA          5,094,450
FLORIDA        3.3     3,000,000       Miami Health Facilities Authority Rev. (Mercy
                                        Hospital Project), 63/4% due 8/1/2020 ...............   Aaa/AAA          3,399,120
GEORGIA        2.9     3,000,000       Atlanta Airport Facilities Rev., 61/4% due 1/1/2021* .   Aaa/AAA          3,015,660
HAWAII         1.8     1,750,000       Hawaii State Airports System Rev., 7% due 7/1/2020* ..   Aaa/AAA          1,881,477
ILLINOIS       6.4     3,000,000       Cook County G.O.'s, 63/4% due 11/1/2018 ..............   Aaa/AAA          3,393,540
                       3,000,000       Regional Transportation Authority G.O.'s,
                                        6.70% due 11/1/2011 .................................   Aaa/AAA          3,184,740
KANSAS         3.2     3,000,000       Burlington Pollution Control Rev. (Kansas Gas and
                                        Electric Company Project), 7% due 6/1/2031 ..........   Aaa/AAA          3,285,030
LOUISIANA      3.1     1,000,000       Louisiana Public Facilities Authority Hospital Rev.
                                        (Southern Baptist Hospitals Inc. Project),
                                        8% due 5/15/2012 ....................................    NR/AAA          1,161,950
                       2,000,000       Louisiana Public Facilities Authority Hospital Rev.
                                        (Our Lady of Lourdes Regional Medical Center
                                        Project), 6.45% due 2/1/2022 ........................   Aaa/AAA          2,042,680
MASSACHUSETTS  7.1     4,000,000       Massachusetts Health & Educational Facilities
                                        Authority Rev. (New England Medical Center),
                                        65/8% due 7/1/2025 ..................................   Aaa/AAA          4,204,240
                       3,000,000       Massachusetts Housing Finance Agency Rev.
                                        (Residential Development), 67/8% due 11/15/2021 .....   Aaa/AAA          3,120,780
MONTANA        5.5     2,220,000       Forsyth Pollution Control Rev. (Puget Sound
                                        Power & Light Co.), 71/4% due 8/1/2021* .............   Aaa/AAA          2,418,557
                       3,000,000       Montana State Board of Investments Payroll Tax
                                        Rev. (Workers' Compensation Program),
                                        67/8% due 6/1/2020 ..................................   Aaa/AAA          3,209,550
NEW HAMPSHIRE  4.5     5,000,000       New Hampshire Higher Educational & Health
                                        Facilities Authority Rev. (Dartmouth College),
                                        53/8% due 6/1/2023 ..................................   Aaa/AA+          4,617,150
NEW YORK      11.6     5,000,000       Metropolitan Transportation Authority Rev.
                                        (Commuter Facilities), 61/4% due 7/1/2017 ...........   Aaa/AAA          5,091,850
                       3,500,000       New York State Thruway Authority Rev.,
                                        6% due 1/1/2025 .....................................   Aaa/AAA          3,475,815
                      $3,000,000       New York State Local Government Assistance
                                        Corporation, 7% due 4/1/2021 ........................   Aaa/AAA          3,419,460
PENNSYLVANIA   4.6     2,500,000       Allegheny County Airport Rev. (Greater Pittsburgh
                                        International Airport), 6.80% due 1/1/2010* .........   Aaa/AAA          2,689,125
                       2,000,000       Allegheny County Airport Rev. (Greater Pittsburgh
                                        International Airport), 65/8% due 1/1/2022* .........   Aaa/AAA          2,051,000
RHODE ISLAND   3.3     3,000,000       Convention Center Authority of Rhode Island Rev.,
                                        6.70% due 5/15/2020 .................................   Aaa/AAA          3,364,470
SOUTH CAROLINA 8.9     4,000,000       South Carolina Public Service Authority (Santee
                                        Cooper), 61/2% due 7/1/2024 .........................   Aaa/AAA          4,483,840
                       4,500,000       South Carolina State Ports Authority Rev., 63/4% due
                                        7/1/2021* ...........................................   Aaa/AAA          4,707,000
TEXAS          4.9     3,000,000       Houston Water and Sewer System Rev., 61/2% due
                                        12/1/2021 ...........................................   Aaa/AAA          3,086,970
                       1,915,000       Texas State Veterans' Housing Assistance G.O.'s,
                                        6.80% due 12/1/2023* ................................     Aa/AA          1,953,185
VIRGINIA       3.6     3,500,000       Virginia Housing Development Authority (Multi-
                                        family Housing), 7% due 11/1/2012 ...................    Aa/AA+          3,676,750
WASHINGTON     5.1       860,000       Douglas County Public Utilities District #1
                                        Hydroelectric Rev., 7.80% due 9/1/2018* .............      A/A+            944,392
                       1,000,000       Municipality of Metropolitan Seattle Sewer Rev.,
                                        6.60% due 1/1/2032 ..................................   Aaa/AAA          1,036,020
                       3,000,000       Washington Public Power Supply System Rev.
                                        (Nuclear Project #1), 7% due 7/1/2011 ...............   Aaa/AAA          3,245,370
WISCONSIN      4.1     4,000,000       Wisconsin Housing & Economic Development
                                        Authority Housing Rev., 6.85% due 11/1/2012 .........   Aaa/AAA          4,211,040
                                                                                                              ------------
TOTAL MUNICIPAL BONDS (COST $92,093,942) -- 95.0% ...........................................                   97,870,178
SHORT-TERM HOLDINGS (COST $3,900,000) -- 3.8% ...............................................                    3,900,000
OTHER ASSETS LESS LIABILITIES -- 1.2% .......................................................                    1,247,025
                                                                                                              ------------
NET INVESTMENT ASSETS-- 100.0% ..............................................................                 $103,017,203
                                                                                                              ============

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* Interest income earned from this security is subject to the federal alternative minimum tax. Note: Investments in tax-exempt securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less, are generally valued at amortized cost.

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Important Telephone Numbers
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(800) 874-1092 STOCKHOLDER SERVICES o (800) 622-4597 24-HOUR AUTOMATED
TELEPHONE ACCESS SERVICE
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                     SELIGMAN QUALITY MUNICIPAL FUND, INC.
                                   MANAGED BY

                                      JWS

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                        INVESTMENT MANAGERS AND ADVISORS
                                ESTABLISHED 1864
                      100 PARK AVENUE, NEW YORK, NY 10017
CESQF3c 7/95


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